ASSETS HELD FOR SALE (Details) R$ in Thousands		9 Months Ended	12 Months Ended
	Aug. 14, 2018 item	Sep. 30, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jan. 01, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Effect of sale of assets
Net Equity			R$ 56,008,948	R$ 42,752,532	R$ 45,280,201	R$ 44,064,927	R$ 41,580,593
Main assets and liabilities of distributors
Cash and cash equivalents			583,352	792,252		327,198	1,246,125
Reimbursement rights			6,256,311	8,076,826
Financial assets			40,114,344	57,885,123
FIXED ASSETS, NET			32,370,392	27,965,837		26,812,925	29,546,644
INTANGIBLE ASSETS			649,650	749,762		761,739	935,151
TOTAL ASSETS			181,210,208	172,975,359	176,219,314
Loans and financing			54,372,798	45,121,791
Provisions for Onerous contracts			R$ 9,436	12,048		1,093,678	9,073
Other liabilities				121,320,896	121,320,896
TOTAL LIABILITIES				R$ 130,222,827	R$ 130,939,113
Information of Special Purpose Entities (SPEs)
Number of lots | item	18
Baraunas II Energetica S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital acquired		1.50%
Minimum price - SPE		R$ 649
Banda de Couro Energetica S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital acquired		1.70%
Minimum price - SPE		R$ 479
Eolica Serra das Vacas Holding S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 66,720
Minimum price - Lot		R$ 66,720
Chapada do Piaui I Holding S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 245,268
Minimum price - Lot		R$ 475,052
Chapada do Piaui II Holding S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 229,784
Vam Cruz I Participacoes S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 132,681
Minimum price - Lot		R$ 132,681
Brasventos Eolo Geradora de Energia S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 69,067
Minimum price - Lot		R$ 171,302
Rei dos Ventos 3 Geradora de Energia S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 54,787
Brasventos Miassaba 3 Geradora de Energia S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 47,447
Geradora e Comercializadora de Energia Eletrica S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 58,374
Minimum price - Lot		R$ 58,374
Pedra Branca S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 53,968
Minimum price - Lot		R$ 232,593
Sao Pedro do Lago S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 61,449
Sete Gameleiras S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 53,826
Baraunas I Energetica S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 21,509
Mussambe Energetica S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 18,925
Morro Branco I Energetica S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 21,788
Integracao Transmissora de Energia S.A. (Intesa)
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 277,485
Minimum price - Lot		R$ 277,485
Transmissora Matogrossense de Energia S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 109,530
Minimum price - Lot		R$ 109,530
Brasnorte Transmissora de Energia S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.71%
Minimum price - SPE		R$ 77,995
Minimum price - Lot		R$ 77,995
Companhia Transirape de Transmissao
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		24.50%
Minimum price - SPE		R$ 34,044
Minimum price - Lot		R$ 78,376
Companhia Transleste de Transmissao
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		24.00%
Minimum price - SPE		R$ 25,557
Companhia Transudeste de Transmissao
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		25.00%
Minimum price - SPE		R$ 18,776
Empresa de Transmissao do Alto Uruguai S/A
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		27.42%
Minimum price - SPE		R$ 39,888
Minimum price - Lot		R$ 39,888
Amazonia Eletronorte Transmissora de Energia S.A. (AETE)
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 86,249
Minimum price - Lot		R$ 86,249
Companhia de Transmissao Centroeste de Minas S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 43,169
Minimum price - Lot		R$ 43,169
Luziania-Niquelandia Transmissora S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.00%
Minimum price - SPE		R$ 49,710
Minimum price - Lot		R$ 49,710
Manaus Transmissora
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)		49.50%
Minimum price - SPE		R$ 328,621
Minimum price - Lot		R$ 328,621
Amazonas Distribuidora
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital			100.00%	100.00%
CEAL
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital			100.00%	100.00%
Boa Vista Energia
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital				100.00%
Santa Vitoria do Palmar Holding S.A. and Chui Holding S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		78.00%
Minimum price - SPE		R$ 635,601
Minimum price - Lot		R$ 635,601
Eolica Hermenegildo I S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		99.99%
Minimum price - SPE		R$ 43,445
Minimum price - Lot		R$ 118,966
Eolica Hermenegildo II S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		99.99%
Minimum price - SPE		R$ 43,905
Eolica Hermenegildo III S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		99.99%
Minimum price - SPE		R$ 18,908
Eolica Chui IX S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		99.99%
Minimum price - SPE		R$ 12,709
Uirapuru Transmissora de Energia S.A. (UIRAPURU)
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		75.00%
Minimum price - SPE		R$ 87,242
Minimum price - Lot		R$ 87,242
Santa Vitoria do Palmar
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital			78.00%	78.00%
Generation
Main assets and liabilities of distributors
INTANGIBLE ASSETS			R$ 68,990	R$ 185,521		151,877	146,173
Transmission
Main assets and liabilities of distributors
Financial assets				14,330,101
INTANGIBLE ASSETS			15,929	83,837		83,837	88,392
Distribution
Main assets and liabilities of distributors
INTANGIBLE ASSETS				77,665		R$ 106,249	R$ 248,518
Distribution | CERON
Main assets and liabilities of distributors
Cash and cash equivalents				18,532
Customers				284,384
Taxes and social contributions				29,507
Reimbursement rights				3,963,217
Financial assets				1,198,009
FIXED ASSETS, NET				69,526
INTANGIBLE ASSETS				23,390
Other assets				419,517
TOTAL ASSETS				6,006,082
Suppliers				3,415,498
Loans and financing				1,365,157
Taxes and social contributions				77,016
Provisions for contingencies				261,876
Provisions for Onerous contracts				167,257
Other liabilities				2,878,215
TOTAL LIABILITIES				8,165,019
Eliminations | Generation
Main assets and liabilities of distributors
Investments			(942,043)
TOTAL ASSETS			(942,043)
Suppliers			(388)
AFAC			(11,834)
Other liabilities			(29,400)
TOTAL LIABILITIES			(41,622)
Eliminations | Transmission
Main assets and liabilities of distributors
Investments			(41,434)
TOTAL ASSETS			(41,434)
Suppliers			(6,175)
Other liabilities			(5,642)
TOTAL LIABILITIES			(11,817)
Eliminations | Distribution
Main assets and liabilities of distributors
Reimbursement rights			(1,993,859)	(4,421,820)
Other assets			(7,163,612)	(1,492,039)
TOTAL ASSETS			(9,157,471)	(5,913,859)
Suppliers			(485,670)	(548,881)
Loans and financing			(5,300,585)	(3,800,527)
AFAC				(513,447)
Other liabilities			(2,254,036)	(2,585,196)
TOTAL LIABILITIES			(8,040,291)	(7,448,051)
Assets and liabilities classified as held for sale
Effect of sale of assets
Net Equity			(11,164,002)
Sale value			100
Debt conversion / Capital increase up to			8,911,916
Net equity after restructuring			(2,252,086)
Sale effect			2,252,186
Main assets and liabilities of distributors
TOTAL ASSETS			15,424,359	5,825,879
TOTAL LIABILITIES			10,294,967	7,630,670
Information of Special Purpose Entities (SPEs)
Impairment loss recognized			653
Gain on sale of SPEs			387
Assets and liabilities classified as held for sale | Amazonas Distribuidora
Effect of sale of assets
Net Equity			(10,133,182)
Sale value			50
Debt conversion / Capital increase up to			8,911,866
Net equity after restructuring			(1,221,316)
Sale effect			1,221,366
Assets and liabilities classified as held for sale | CEAL
Effect of sale of assets
Net Equity			(1,030,820)
Sale value			50
Debt conversion / Capital increase up to			50
Net equity after restructuring			(1,030,770)
Sale effect			1,030,820
Assets and liabilities classified as held for sale | Generation
Main assets and liabilities of distributors
Cash and cash equivalents			109,972
Customers			27,591
Taxes and social contributions			8,794
FIXED ASSETS, NET			2,258,750
INTANGIBLE ASSETS			90,709
Investments			515,691
Other assets			353,701
TOTAL ASSETS			3,365,208
Suppliers			12,979
Loans and financing			1,336,234
Taxes and social contributions			4,326
Provisions for contingencies			2,225
Other liabilities			335,981
TOTAL LIABILITIES			1,691,745
Assets and liabilities classified as held for sale | Generation | Eolica Hermenegildo I S.A.
Main assets and liabilities of distributors
Cash and cash equivalents			13,230
Customers			1,464
Taxes and social contributions			2,087
FIXED ASSETS, NET			193,430
INTANGIBLE ASSETS			11,916
Other assets			51,702
TOTAL ASSETS			273,829
Suppliers			403
Loans and financing			138,891
Taxes and social contributions			491
Provisions for contingencies			516
Other liabilities			25,548
TOTAL LIABILITIES			165,849
Assets and liabilities classified as held for sale | Generation | Eolica Hermenegildo II S.A.
Main assets and liabilities of distributors
Cash and cash equivalents			10,460
Customers			1,311
Taxes and social contributions			2,402
FIXED ASSETS, NET			191,613
INTANGIBLE ASSETS			11,477
Other assets			54,777
TOTAL ASSETS			272,040
Suppliers			425
Loans and financing			138,939
Taxes and social contributions			462
Provisions for contingencies			528
Other liabilities			23,188
TOTAL LIABILITIES			163,542
Assets and liabilities classified as held for sale | Generation | Eolica Hermenegildo III S.A.
Main assets and liabilities of distributors
Cash and cash equivalents			5,894
Customers			1,409
Taxes and social contributions			2,351
FIXED ASSETS, NET			165,564
INTANGIBLE ASSETS			10,222
Other assets			49,718
TOTAL ASSETS			235,158
Suppliers			341
Loans and financing			118,373
Taxes and social contributions			420
Provisions for contingencies			501
AFAC			11,834
Other liabilities			23,924
TOTAL LIABILITIES			155,393
Assets and liabilities classified as held for sale | Generation | Eolica Chui IX S.A.
Main assets and liabilities of distributors
Cash and cash equivalents			3,669
Customers			433
Taxes and social contributions			725
FIXED ASSETS, NET			54,408
INTANGIBLE ASSETS			3,664
Other assets			14,626
TOTAL ASSETS			77,525
Suppliers			124
Loans and financing			40,014
Taxes and social contributions			151
Other liabilities			8,597
TOTAL LIABILITIES			48,886
Assets and liabilities classified as held for sale | Generation | Chesf
Main assets and liabilities of distributors
Investments			175,651
TOTAL ASSETS			175,651
Assets and liabilities classified as held for sale | Generation | Santa Vitoria do Palmar
Main assets and liabilities of distributors
Cash and cash equivalents			76,719
Customers			22,974
Taxes and social contributions			1,229
FIXED ASSETS, NET			1,653,735
INTANGIBLE ASSETS			53,430
Other assets			182,878
TOTAL ASSETS			1,990,965
Suppliers			12,074
Loans and financing			900,017
Taxes and social contributions			2,802
Provisions for contingencies			680
Other liabilities			284,124
TOTAL LIABILITIES			1,199,697
Assets and liabilities classified as held for sale | Transmission
Main assets and liabilities of distributors
Cash and cash equivalents			1,999
Customers			3,030
Financial assets			65,333
Investments			718,865
Other assets			999
TOTAL ASSETS			790,226
Suppliers			166
Taxes and social contributions			107
Other liabilities			4,026
TOTAL LIABILITIES			4,299
Assets and liabilities classified as held for sale | Transmission | Uirapuru Transmissora de Energia S.A. (UIRAPURU)
Main assets and liabilities of distributors
Cash and cash equivalents			1,999
Customers			3,030
Financial assets			65,333
Other assets			999
TOTAL ASSETS			71,361
Suppliers			6,341
Taxes and social contributions			107
Other liabilities			9,668
TOTAL LIABILITIES			16,116
Assets and liabilities classified as held for sale | Distribution
Main assets and liabilities of distributors
Cash and cash equivalents			84,871	45,838
Customers			1,522,057	1,280,450
Loans and financing			3,240,242	1,482,907
Taxes and social contributions			1,350,805	89,505
Reimbursement rights			998,677	154,739
Financial assets			3,095,390	2,700,150
FIXED ASSETS, NET			172,552	216,208
INTANGIBLE ASSETS			130,683	92,560
Other assets			673,648	236,478
TOTAL ASSETS			11,268,925	5,825,879
Suppliers			1,858,167	4,558,371
Loans and financing			2,496,863	707,953
Taxes and social contributions			329,105	600,864
Provisions for contingencies			1,719,239	614,801
Provisions for Onerous contracts				170,133
Other liabilities			2,195,549	978,548
TOTAL LIABILITIES			8,598,923	7,630,670
Assets and liabilities classified as held for sale | Distribution | Amazonas Distribuidora
Main assets and liabilities of distributors
Cash and cash equivalents			39,872
Customers			808,555
Taxes and social contributions			1,318,423
Reimbursement rights			2,982,057
Financial assets			2,086,227
FIXED ASSETS, NET			139,826
INTANGIBLE ASSETS			84,658
Other assets			6,682,894
TOTAL ASSETS			14,142,512
Suppliers			1,974,473
Loans and financing			5,322,934
Taxes and social contributions			87,759
Provisions for contingencies			1,433,400
Other liabilities			3,782,473
TOTAL LIABILITIES			12,601,039
Assets and liabilities classified as held for sale | Distribution | CEAL
Main assets and liabilities of distributors
Cash and cash equivalents			44,999
Customers			713,502
Taxes and social contributions			32,382
Reimbursement rights			10,479
Financial assets			1,009,163
FIXED ASSETS, NET			32,726
INTANGIBLE ASSETS			46,025
Other assets			1,154,366
TOTAL ASSETS			3,043,642
Suppliers			369,364
Loans and financing			2,474,514
Taxes and social contributions			241,346
Provisions for contingencies			285,839
Other liabilities			667,112
TOTAL LIABILITIES			4,038,175
Assets and liabilities classified as held for sale | Distribution | CEPISA
Main assets and liabilities of distributors
Cash and cash equivalents				11,547
Customers				682,826
Taxes and social contributions				27,401
Reimbursement rights				19,562
Financial assets				854,482
FIXED ASSETS, NET				85,934
INTANGIBLE ASSETS				49,066
Other assets				617,906
TOTAL ASSETS				2,348,724
Suppliers				203,335
Loans and financing				2,322,825
Taxes and social contributions				269,221
Provisions for contingencies				169,613
AFAC				346,357
Other liabilities				434,648
TOTAL LIABILITIES				3,745,999
Assets and liabilities classified as held for sale | Distribution | Eletroacre
Main assets and liabilities of distributors
Cash and cash equivalents				10,401
Customers				189,610
Taxes and social contributions				9,704
Reimbursement rights				304,530
Financial assets				429,813
FIXED ASSETS, NET				34,040
INTANGIBLE ASSETS				14,392
Other assets				104,554
TOTAL ASSETS				1,097,044
Suppliers				519,003
Loans and financing				508,244
Taxes and social contributions				225,606
Provisions for contingencies				122,060
AFAC				77,115
Other liabilities				129,564
TOTAL LIABILITIES				1,581,592
Assets and liabilities classified as held for sale | Distribution | Boa Vista Energia
Main assets and liabilities of distributors
Cash and cash equivalents				5,358
Customers				123,630
Taxes and social contributions				22,893
Reimbursement rights				289,250
Financial assets				217,846
FIXED ASSETS, NET				26,708
INTANGIBLE ASSETS				5,712
Other assets				113,584
TOTAL ASSETS				804,981
Suppliers				969,416
Loans and financing				312,254
Taxes and social contributions				29,021
Provisions for contingencies				61,252
Provisions for Onerous contracts				2,876
AFAC				89,975
Other liabilities				121,317
TOTAL LIABILITIES				1,586,111
Parent | Assets and liabilities classified as held for sale | Generation
Main assets and liabilities of distributors
Investments			1,282,083
TOTAL ASSETS			1,282,083
Parent | Assets and liabilities classified as held for sale | Transmission
Main assets and liabilities of distributors
Investments			760,299
TOTAL ASSETS			760,299
Parent | Assets and liabilities classified as held for sale | Distribution
Main assets and liabilities of distributors
Loans and financing			3,240,242	1,482,907
TOTAL ASSETS			R$ 3,240,242	R$ 1,482,907